Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of Income tax expense (benefit) applicable to continuing operations

	For the years ended December 31,
	2011			2010			2009
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
Federal	$37,307	$80,701	$118,008	$77,400	$75,579	$152,979	$3,423	$35,515	$38,938
State	6,226	3,108	9,333	27,597	7,595	35,192	9,683	(6,477)	3,206
Foreign	20,889	(17,006)	3,883	—	—	—	—	—	—

Total	$64,422	$66,803	$131,225	$104,997	$83,174	$188,171	$13,106	$29,038	$42,144

Schedule of deferred income tax assets (liabilities)

	December 31,
	2011	2010
Deferred income tax assets:
Net operating loss and credit carryforwards	$56,970	$31,578
Accrued expenses	18,773	17,367
Contingent interest	36,441	33,515
Postretirement benefits other than pensions	219,399	183,711
Pension obligations	20,229	22,071
Other	31,760	29,476

Total deferred tax assets	383,572	317,718
Less: valuation allowance for deferred tax assets	(1,729)	(1,549)

Net deferred income tax asset	381,843	316,169

Deferred income tax liabilities:
Prepaid expenses	(11,915)	(10,181)
B.C. minerals tax	(263,422)	—
Property, plant and equipment	(965,463)	(94,097)

Total deferred income tax liabilities	(1,240,800)	(104,278)

Net deferred income tax (liability) asset	$(858,957)	$211,891

Deferred income taxes are classified as follows:
Current deferred income tax asset	$61,079	$62,371
Noncurrent deferred income tax asset	109,300	149,520
Noncurrent deferred income tax liability, net	(1,029,336)	—

Net deferred tax (liability) asset	$(858,957)	$211,891

Reconciliation of effective tax rate to statutory rate

	For the years ended December 31,
	2011	2010	2009
Income from continuing operations before income tax expense	$494,823	$577,596	$183,994

Tax expense at statutory tax rate of 35%	$173,188	$202,159	$64,398
Effect of:
Excess depletion benefit	(32,370)	(31,572)	(18,693)
Impact of foreign taxes	(36,545)	—	—
B.C. minerals tax	11,954	—	—
State and local income tax, net of federal effect	7,394	26,134	2,158
U.S. domestic production activities benefit	(5,583)	(3,871)	—
Acquisition costs	8,078	—	—
Other	5,109	(4,679)	(5,719)

Tax expense recognized	$131,225	$188,171	$42,144

Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits

	December 31,
	2011	2010
Gross unrecognized tax benefits at beginning of year	$39,191	$34,300
Increases for tax positions taken in prior years	31,704	5,216
Increases in tax positions for the current year	23,169	—
Decreases for changes in temporary differences	(1,306)	(325)

Gross unrecognized tax benefits at end of year	$92,758	$39,191